Combined Statements of Unitholders' Equity - CAD ($) shares in Thousands, $ in Thousands	Total	Stapled Units	Contributed surplus	Retained earnings (Deficit)	Accumulated other comprehensive income	Stapled Unitholders' Equity	Non-controlling interests
Equity at beginning of period at Dec. 31, 2017	$ 2,137,862	$ 2,118,460	$ 60,274	$ (160,686)	$ 118,566	$ 2,136,614	$ 1,248
Balance at beginning of period (in units) at Dec. 31, 2017		46,903
Net income	465,357			465,156		465,156	201
Other comprehensive income (loss)	92,924				92,886	92,886	38
Distributions (note 10)	(138,861)		41,128	(179,969)		(138,841)	(20)
Units issued under the stapled unit plan	3,233	$ 3,233				3,233
Units issued under the stapled unit plan (in units)		64
Units repurchased for cancellation	(63,530)	$ (57,915)	(5,615)			(63,530)
Units repurchased for cancellation (in units)		(1,282)
Equity at end of period at Dec. 31, 2018	2,496,985	$ 2,063,778	95,787	124,501	211,452	2,495,518	1,467
Balance at end of period (in units) at Dec. 31, 2018		45,685
Net income	382,275			382,079		382,079	196
Other comprehensive income (loss)	(95,345)				(95,262)	(95,262)	(83)
Stapled unit offering, net of issuance costs	502,003	$ 502,003				502,003
Stapled unit offering, net of issuance costs (in units)		8,349
Distributions (note 10)	(139,481)			(139,331)		(139,331)	(150)
Contributions from non-controlling interests	537						537
Special distribution paid in units and immediately consolidated		$ 41,128	(41,128)
Units issued under the stapled unit plan	1,207	$ 1,207				1,207
Units issued under the stapled unit plan (in units)		20
Units repurchased for cancellation	(71)	$ (66)	(5)			(71)
Units repurchased for cancellation (in units)		(2)
Equity at end of period at Dec. 31, 2019	$ 3,148,110	$ 2,608,050	$ 54,654	$ 367,249	$ 116,190	$ 3,146,143	$ 1,967
Balance at end of period (in units) at Dec. 31, 2019		54,052